Financial instruments at amortized cost - Summary of Financial instruments at amortized cost (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	R$ 6,141	R$ 6,991
Certificate Of Deposit [Member]
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	3,054	3,232
Guarantee Deposits [Member]
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	R$ 3,087	R$ 3,759